Schedule Of Stock Option Activity Under Plan (Parenthetical) (Detail) (USD $)	1 Months Ended		9 Months Ended	12 Months Ended
	May 16, 2012	Oct. 13, 2010	Oct. 27, 2012	Jan. 29, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared and paid per common share	$ 2.02	$ 13.24	$ 2.02	$ 13.24